PGOF-P3 04/26

SUPPLEMENT DATED APRIL 6, 2026
TO THE PROSPECTUS OF EACH
PUTNAM FUND LISTED IN SCHEDULE A

Effective April 1, 2026, the following is added as a sub-bullet under the first bullet in the section titled “How do I buy fund shares? ─ Here is a summary of the differences among the classes of shares ─Class R6 shares” in the prospectus of each fund listed in Schedule A:

- Health reimbursement accounts purchasing shares through a registered broker-dealer or other financial institution

SCHEDULE A

Fund	Date of Prospectus
George Putnam Balanced Fund
George Putnam Balanced Fund	December 1, 2025

Putnam Asset Allocation Funds
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

Putnam Convertible Securities Fund
Putnam Convertible Securities Fund	March 1, 2026

Fund	Date of Prospectus

Putnam Diversified Income Trust
Putnam Diversified Income Trust	February 1, 2026

Putnam Focused International Equity Fund
Putnam Focused International Equity Fund	March 1, 2026

Putnam Funds Trust
Putnam Floating Rate Income Fund	June 30, 2025
Putnam Core Equity Fund	September 1, 2025
Putnam Mortgage Opportunities Fund	October 1, 2025
Putnam International Value Fund	November 1, 2025
Putnam Small Cap Growth Fund	November 1, 2025
Putnam Ultra Short Duration Income Fund	December 1, 2025
Putnam Emerging Markets Equity Fund	January 1, 2026
Putnam Focused Equity Fund	January 1, 2026
Putnam Global Technology Fund	January 1, 2026
Putnam Core Bond Fund	March 1, 2026
Putnam Short Duration Bond Fund	March 1, 2026

Putnam Global Health Care Fund
Putnam Global Health Care Fund	January 1, 2026

Putnam Global Income Trust
Putnam Global Income Trust	March 1, 2026

Putnam High Yield Fund
Putnam High Yield Fund	April 1, 2026

Putnam Investment Funds
Putnam Small Cap Value Fund	June 30, 2025
Putnam Sustainable Future Fund	September 1, 2025
Putnam Large Cap Growth Fund	December 1, 2025
Putnam U.S. Research Fund	December 1, 2025
Putnam International Small Cap Fund	January 1, 2026

Fund	Date of Prospectus

Putnam International Equity Fund
Putnam International Equity Fund	November 1, 2025

Putnam Income Fund
Putnam Income Fund	March 1, 2026

Putnam Large Cap Value Fund
Putnam Large Cap Value Fund	March 1, 2026

Putnam Mortgage Securities Fund
Putnam Mortgage Securities Fund	February 1, 2026

Putnam Sustainable Leaders Fund
Putnam Sustainable Leaders Fund	November 1, 2025

Putnam Target Date Funds
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Tax-Free Income Trust
Putnam Strategic Intermediate Municipal Fund	December 1, 2025

Please retain this supplement for future reference.